Consolidated Statements of Financial Position - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 309,975,140	$ 332,036,013	$ 235,684,500	$ 245,171,924
Other current financial assets	4,041,415	3,352,404
Other current non-financial assets	66,825,997	19,801,573
Trade and other receivables, current	688,185,127	554,886,639
Current accounts receivable from related parties	56,440,088	57,976,125
Inventories	31,247,710	23,310,029
Current tax assets	111,537,016	35,038,413
TOTAL CURRENT ASSETS	1,268,252,493	1,026,401,196
NON-CURRENT ASSETS
Other non-current financial assets	39,379,065	20,660,450
Other non-current non-financial assets	89,616,648	65,787,215
Trade and other non-current receivables	515,786,340	445,016,566
Non-current accounts receivable from related parties	6,348,001	48,358,915
Investments accounted for using the equity method	9,923,933	12,992,803	7,928,588
Intangible assets other than goodwill	191,221,555	165,114,521	132,278,593
Goodwill	921,078,198	915,705,369	917,352,974
Property, plant and equipment	6,110,688,761	5,033,496,472	5,304,476,114
Investment property	7,539,005	7,421,940	6,795,155
Right-of-use assets	160,788,861	55,502,192
Deferred tax assets	179,700,736	108,013,945
TOTAL NON-CURRENT ASSETS	8,232,071,103	6,878,070,388
TOTAL ASSETS	9,500,323,596	7,904,471,584
CURRENT LIABILITIES
Other current financial liabilities	88,339,890	157,499,141
Current lease liabilities / Other financial liabilities	11,105,018	7,007,711
Trade and other payables, current	978,324,487	627,958,022
Current accounts payable to related parties	1,004,597,958	130,053,962
Other current provisions	19,756,317	3,434,804
Current tax liabilities	13,148,707	72,359,944
Other current non-financial liabilities	17,053,840	47,166,581
TOTAL CURRENT LIABILITIES	2,132,326,217	1,045,480,165
NON-CURRENT LIABILITIES
Other non-current financial liabilities	1,941,874,378	1,483,589,126
Non-current lease liabilities	148,557,059	44,857,807
Trade and other payables non-current	179,397,412	117,210,059
Non-Current accounts payable to related parties	1,300,059,097	1,164,044,462
Other long-term provisions	194,112,714	210,241,671
Deferred tax liabilities	197,416,950	168,057,562
Non-current provisions for employee benefits	58,951,586	75,538,265	66,163,490
Other non-current non-financial liabilities	1,135,285	1,177,968
TOTAL NON-CURRENT LIABILITIES	4,021,504,481	3,264,716,920
TOTAL LIABILITIES	6,153,830,698	4,310,197,085
EQUITY
Share and paid-in capital	3,882,103,470	3,882,103,470
Retained earnings	1,603,186,295	1,747,437,805
Other reserves	(2,387,421,412)	(2,277,625,485)	(2,405,509,135)	(2,375,672,564)
Equity attributable to Enel Chile	3,097,868,353	3,351,915,790
Non-controlling interests	248,624,545	242,358,709
TOTAL EQUITY	3,346,492,898	3,594,274,499	$ 3,747,283,652	$ 3,674,163,781
TOTAL LIABILITIES AND EQUITY	$ 9,500,323,596	$ 7,904,471,584